Cash Flow Detail - Investing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Proceeds from the sale in property, plant and equipment and intangible assets	€ 751	€ 192	€ 148
Payments on investments in property, plant and equipment and intangible assets	(8,410)	(8,777)	(9,140)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	(7,659)	(8,585)	€ (8,992)
Spectrum license payments	158	674
United Kingdom
Disclosure of geographical areas [line items]
Spectrum license payments		€ 588
Telefónica México
Disclosure of geographical areas [line items]
Spectrum license payments	€ 130